QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2013

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

     EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	COMMON STOCK	100.00%

	BELGIUM	3.71%
9,905	Anheuser-Busch Inbev Strip VVPR		$981,702

	DENMARK	3.16%
3,380	Novo Nordisk		549,702
8,445	Novozymes A/S Ser B		286,606

			836,308

	FRANCE	21.86%
4,355	Air Liquide Ord		529,580
16,401	BNP Paribas		842,541
10,290	Bureau Veritas SA		1,281,921
5,808	Essilor International		646,432
990	Hermes Inteernational SA		344,026
3,478	L’oreal Ord		551,983
4,132	Pernod Ricard Ord		515,345
7,774	Publicis Groupe		521,742
4,709	Zodiac Aerospace		549,186

			5,782,756

	GERMANY	3.84%
5,170	SAP AG		414,569
21,735	Wirecard AG		600,944

			1,015,513

	GREAT BRITAIN	27.52%
147,810	Barratt Developments		615,054
22,298	British American tobacco		1,193,911
23,194	Diageo PLC		730,624
43,124	Dominos Pizza Group Plc		394,436
28,089	Fresnillo Plc-W/I		578,224
75,575	HSBC Holdings PLC		805,981
21,690	Persimmon		351,996
42,490	Rolls Royce Holdings Ord		728,896
20,858	Sabmiller PLC		1,096,860
30,392	Standard Chartered PLC		785,963
106,500	Trans Balkan Investments (1)		0
2	William Hill RTS 04/04/2013		4

			7,281,949

	IRELAND	5.05%
7,750	Accenture PLC		588,768
8,286	Paddy Power PLC		746,505

			1,335,273

	ITALY	2.16%
11,409	Luxottica Group SPA		572,482

     EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	NETHERLANDS	7.44%
5,048	Core Laboratories NV		$696,220
30,999	Unilever NV Certificates		1,270,906

			1,967,126

	NORWAY	1.89%
20,630	Statoil ASA		498,777

	ROMANIA	0.00%
590,000	Romania Property Fund LT (1)		0

	RUSSIA	0.00%
1	Joint Stock company Open GDR		1

	SPAIN	1.80%
54,900	Banco Bilbao Vizcaya ARG		476,364

	SWEDEN	1.41%
10,655	Indutrade AB		374,322

	SWITZERLAND	15.07%
3,270	DKSH Holding Ltd		293,165
82	Lindt & Spruenglin		315,943
15,015	Nestle SA Cham ET Vevey		1,087,206
21,080	Reinet Investments SCA		408,660
340	SGS SA Reg D		834,849
68,185	UBS AG		1,046,400

			3,986,223

	UNITED STATES	5.10%
14,459	Philip Morris International		1,348,838

	TOTAL INVESTMENTS	100.00%	$26,457,634

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1)	-	Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.00% of the Fund’s net assets at March 31, 2013.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks
Belgium	$981,702	$-	$-	$981,702
Denmark	836,308	-	-	836,308
France	5,782,756	-	-	5,782,756
Germany	1,015,513	-	-	1,015,513
Great Britain	7,281,949	-	0	7,281,949
Ireland	1,335,273	-	-	1,335,273
Italy	572,482	-	-	572,482
Netherlands	1,967,126	-	-	1,967,126
Norway	498,777	-	-	498,777
Romania	-	-	0	0
Russia	1	-	-	1
Spain	476,364	-	-	476,364
Sweden	374,322	-	-	374,322
Switzerland	3,986,223	-	-	3,986,223
United States	1,348,838	-	-	1,348,838

Total Common Stocks	$26,457,634	$0	$0	$26,457,634

The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance. Level 3 securities represented 0.00% as a percentage of Net Assets of the Fund. There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	47.34%

	DIVERSIFIED/OTHER	6.64%
46,300	Digital Realty Trust, Inc.		$3,097,933
52,100	Plum Creek Timber Co., Inc.		2,719,620
49,000	WP Carey Inc.		3,302,600

			9,120,153

	HEALTHCARE	7.31%
158,200	Biomed Realty Trust Inc.		3,417,120
117,100	Healthcare Realty Trust		3,324,469
123,000	Senior Housing Properties Trust		3,300,090

			10,041,679

	HOTEL	3.13%
736,900	Hersha Hospitality Trust		4,303,496

	MORTGAGE REIT	6.47%
118,900	Colony Financial Inc.		2,639,580
478,500	Resource Capital Corp.		3,162,885
245,800	Winthrop Realty Trust		3,092,164

			8,894,629

	MULTI-FAMILY	8.65%
322,000	Campus Crest Communities, Inc.		4,475,800
51,800	Home Properties, Inc.		3,285,156
83,700	Sun Communities, Inc.		4,128,921

			11,889,877

	OFFICE/INDUSTRIAL	5.37%
243,500	Brandywine Realty Trust		3,615,975
221,400	Duke Realty Corp.		3,759,372

			7,375,347

	RETAIL	9.78%
125,800	Agree Realty Corp		3,786,580
133,300	CBL & Associates Properties, Inc.		3,145,880
264,600	Glimcher Realty Trust		3,069,360
204,700	Ramco-Gerhenson Properties Trust		3,438,960

			13,440,780

	TOTAL COMMON STOCKS		65,065,961

	PREFERRED STOCK	51.15%

	CONVERTIBLE PREFERRED	1.72%
13,300	ISTAR Financial Inc., Series J, 4.500%		689,472
26,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,667,800

			2,357,272

	DIVERSIFIED/OTHER	1.58%
29,300	Cousins Properties Inc, Series A, 7.750%		751,252
55,800	Cousins Properties, Inc., Series B, 7.500%		1,415,088

			2,166,340

	HEALTHCARE	2.71%
56,900	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,502,160
87,700	Sabra Health Care Reit, Inc., Series A, 7.125%		2,218,810

			3,720,970

	HOTEL	4.37%
46,400	Felcor Lodging Trust Inc., Series A, $1.95		1,152,112
23,500	Hersha Hospitality Trust, Series B, 8.000%		617,580

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

31,800	Hersha Hospitality Trust, Series C, 6.875%		$815,352
59,400	LaSalle Hotel Properties, Series G, 7.250%		1,490,346
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,937,014

			6,012,404

	MORTGAGE REIT	7.20%
63,000	Annaly Capital Management, Series C, 7.625%		1,615,320
40,900	Annaly Capital Management, Series D, 7.500%		1,038,860
47,900	Colony Financial Inc., Series A, 8.500%		1,288,989
48,400	ISTAR Financial Inc, Series D, 8.000%		1,186,768
60,200	ISTAR Financial Inc., Series I, 7.500%		1,431,556
47,200	Northstar Realty Financial, Series A, 8.750%		1,202,656
36,700	Northstar Realty Financial, Series B, 8.250%		914,564
49,000	Resource Capital Corp., Series B, 8.250%		1,214,710

			9,893,423

	MULTI-FAMILY	5.27%
31,800	Apartment Investment & Management Co., Series Z, 7.000%		843,972
15,437	BRE Properties, Series D, 6.750%		396,731
53,700	Campus Crest Communities, Inc., Series A, 8.000%		1,508,433
72,100	Equity Lifestyle Properties, Series C, 6.750%		1,860,180
103,300	Sun Communities Inc., Series A, 7.125%		2,639,315

			7,248,631

	INDUSTRIAL	3.45%
44,900	Duke Realty Corp., Series L, 6.600%		1,145,399
61,892	First Industrial Realty Trust, Series J, 7.250%		1,549,776
33,000	PS Business Parks, Inc., Series T, 6.000%		850,080
24,092	Prologis Inc., Series M, 6.750%		602,059
23,800	Prologis Inc., Series O, 7.000%		594,762

			4,742,076

	OFFICE	8.10%
24,200	Brandywine Realty Trust, Series E, 6.900%		638,154
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,117,160
24,500	Corporate Office Properties Trust, Series J, 7.625%		613,235
30,900	Hudson Pacific Properties, Series B, 8.375%		824,103
57,000	Kilroy Realty Corp., Series H, 6.375%		1,474,020
78,600	Lexington Realty Trust, Series D, 7.550%		1,971,288
76,600	Parkway Properties, Inc., Series D, 8.000%		1,920,362
39,900	SL Green Realty Corp., Series C, 7.625%		1,008,273
60,400	SL Green Realty Corp., Series I, 6.500%		1,563,152

			11,129,747

	RETAIL	16.76%
79,423	CBL & Associates Properties, Inc., Series D, 7.375%		2,010,990
71,600	Developers Diversified Realty Corp., Series H, 7.375%		1,805,752
70,200	Developers Diversified Realty Corp., Series J, 6.500%		1,775,358
65,000	Developers Diversified Realty Corp., Series K, 6.250%		1,615,250
42,000	Entertainment Property Trust, Series F, 6.625%		1,079,400
34,800	Excel Trust Inc., Series B, 8.125%		907,932

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

76,000	General Growth Properties, Inc., Series A, 6.375%		$1,896,200
64,740	Glimcher Realty Trust, Series G, 8.125%		1,630,153
81,900	Glimcher Realty Trust, Series I, 6.875%		2,047,500
54,100	Kite Realty Group Trust, Series A, 8.250		1,403,354
58,400	Regency Centers Corp., Series G, 6.000%		1,478,688
32,100	Saul Centers, Inc., Series C, 6.875%		840,057
37,300	Taubman Centers Inc., Series J, 6.500%		969,427
53,000	Taubman Centers Inc., Series K, 6.250%		1,324,470
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%*		1,339,912
35,700	Weingarten Realty Investors, Series F, 6.500%		903,210

			23,027,653

	TOTAL PREFERRED STOCKS		70,298,516

	TOTAL LONG POSITIONS		135,364,477

	MONEY MARKET
2,072,691	Money Market Fiduciary, 0.00274%	1.51%	2,072,690

	TOTAL INVESTMENT	100.00%	$137,437,167

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$65,065,961	-	-	$65,065,961
Preferred Stocks	70,298,516			70,298,516
Money Market	2,072,690	-	-	2,072,690

	$137,437,167	$-	$-	$137,437,167

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	80.55%

	DIVERSIFIED/OTHER	23.07%
703,500	Cousins Property		$7,520,415
29,500	Digital Realty Trust		1,973,845
397,100	Forest City Enterprise, Inc. , Class A		7,056,467
303,400	Forestar Group, Inc.		6,632,324
414,300	I Star Financial Inc.		4,511,727
415,700	Kennedy Wilson Holdings Inc.		6,447,507
75,800	Plum Creek Timber Co.		3,956,760
65,800	Vornado Realty Trust		5,503,512
72,700	WP Carey, Inc.		4,899,980

			48,502,537

	HEALTHCARE	3.66%
108,400	Alexandria Real Estate Equities, Inc.		7,694,232

	HOTEL	2.94%
1,057,900	Hersha Hospitality Trust		6,178,136

	MORTGAGE REIT	9.22%
278,700	Colony Financial Inc.		6,187,140
789,000	Northstar Realty Finance Corp.		7,479,720
864,700	Resource Capital Corp.		5,715,667

			19,382,527

	MULTI-FAMILY	15.00%
202,100	Apartment Investment & Management Co. "A"		6,196,386
69,600	Camden Property Trust		4,780,128
518,000	Campus Crest Communities, Inic.		7,200,200
284,500	Colonial Properties Trust		6,432,545
140,590	Sun Communities, Inc.		6,935,305

			31,544,564

	OFFICE/INDUSTRIAL	15.10%
326,900	Brandwine Realty Trust		4,854,465
402,500	Duke Realty Corp.		6,834,450
142,800	Hudson Pacific Properties, Inc.		3,105,900
349,400	Parkway Properties, Inc.		6,481,370
175,900	Prologis Trust		7,032,482
43,600	PS Business Parks, Inc.		3,440,912

			31,749,579

	RETAIL	11.56%
293,000	Develoopers Diversified Realty Corp.		5,753,826
349,400	Glimcher Realty Trust		6,632,880
163,900	Kite Realty Group Trust		5,696,823
43,600	Ramco-Gershenson Properties Trust		6,224,400

			24,307,929

	TOTAL COMMON STOCKS		169,359,504

	PREFERRED STOCK	9.65%
80,400	Annaly Capital Management, Series D, 7.500%		2,042,160
169,000	Felcor Lodging Trust Inc., Series C, 8.000%		4,255,420
266,200	ISTAR Financial Inc, Series I, 7.500%		6,330,236
30,400	MPG Office Trust Inc., Series A, 7.625%		826,576

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

193,100	Northstar Realty Financial, Series B, 8.250%		$4,812,052
81,600	Resource Capital Corp., Series B, 8.250%		2,022,864

			20,289,308

	TOTAL PREFERRED STOCKS		20,289,308

	CONVERTIBLE PREFERRED	2.11%
20,600	ISTAR Financial Inc, Series J, 4.500%		1,067,904
54,500	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,379,000

			4,446,904

	TOTAL LONG POSITIONS		194,095,716

	SECURITIES SOLD SHORT	-6.16%
	DIVERSIFIED/OTHER	-6.16%
(186,400)	Ishares DJ US R.E.		(12,951,072)

	TOTAL SECURITIES SOLD SHORT		(12,951,072)

	MONEY MARKET
29,116,873	Money Market Fiduciary, 0.00274%	13.85%	29,116,873

	TOTAL INVESTMENTS	100.00%	$210,261,517

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$169,359,504	-	-	$169,359,504
Preferred Stocks	24,736,212	-	-	24,736,212
Securities Sold Short	(12,951,072)			(12,951,072)
Money Market	29,116,873	-	-	29,116,873

	$210,261,517	$-	$-	$210,261,517

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: May 23, 2013

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: May 23, 2013